Segment Information (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)
Segment Information
Number of reportable segments | segment	1
Non-current assets	$ 515,847	$ 1,036,041
PRC
Segment Information
Non-current assets	480,089	1,028,592
USA
Segment Information
Non-current assets	$ 35,758	$ 7,449